UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

Fidelity®

New Markets Income

Fund

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Actual	.85%	$ 1,000.00	$ 1,104.10	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	12.5	7.9
Mexico	8.9	8.1
Russia	7.2	6.4
Indonesia	4.7	5.2
Turkey	4.6	3.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuelan Republic	6.6	4.3
Russian Federation	6.5	6.1
Petroleos de Venezuela SA	5.9	3.6
Turkish Republic	3.5	2.7
United Mexican States	3.1	3.3
	25.6
Asset Allocation (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
Corporate Bonds 31.5%	Corporate Bonds 35.8%
Government Obligations 52.8%	Government Obligations 53.4%
Stocks 3.8%	Stocks 1.2%
Preferred Securities 0.2%	Preferred Securities 0.4%
Investment Companies 9.2%	Investment Companies 2.6%
Short-Term Investments and Net Other Assets (Liabilities) 2.5%	Short-Term Investments and Net Other Assets (Liabilities) 6.6%

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.5%
		Principal Amount (e)	Value
Bermuda - 0.1%
GeoPark Latin America Ltd. 7.5% 2/11/20 (Reg. S)		$ 4,025,000	$ 4,357,063
Brazil - 1.4%
Banco Bradesco SA (PN) sponsored ADR		393,500	5,713,620
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (h)		8,095,000	8,762,838
6.5% 6/10/19 (h)		8,355,000	9,399,375
Brasil Foods SA 7.75% 5/22/18 (h)	BRL	14,965,000	5,841,735
Caixa Economica Federal 3.5% 11/7/22 (h)		3,970,000	3,592,850
Centrais Eletricas Brasileiras SA (Electrobras):
5.75% 10/27/21 (h)		8,785,000	9,012,356
6.875% 7/30/19 (h)		6,445,000	7,153,950
Itau Unibanco Holding SA sponsored ADR		623,480	8,965,642
Vale SA (PN-A) sponsored ADR		837,500	9,966,250
TOTAL BRAZIL			68,408,616
British Virgin Islands - 0.5%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	28,545,000	12,208,656
Big Will Investments Ltd. 10.875% 4/29/16		1,870,000	2,026,613
FPC Finance Ltd. 6% 6/28/19		1,715,000	1,835,050
Poly Real Estate Finance Ltd. 4.5% 8/6/18 (Reg. S)		2,990,000	3,028,541
Road King Infrastructure Finance Ltd. 9.875% 9/18/17		1,875,000	2,025,000
Sinopec Group Overseas Development Ltd. 5.375% 10/17/43 (h)		3,715,000	4,042,682
TOTAL BRITISH VIRGIN ISLANDS			25,166,542
Canada - 0.3%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		10,064,000	11,171,040
Uranium One Investments, Inc. 6.25% 12/13/18 (h)		5,655,000	5,527,763
TOTAL CANADA			16,698,803
Cayman Islands - 3.7%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (h)		2,975,000	3,220,438
Agile Property Holdings Ltd. 9.875% 3/20/17 (Reg. S)		2,545,000	2,738,929
Alliance Global Group, Inc./Cayman 6.5% 8/18/17		2,050,000	2,234,500
Brazil Minas SPE 5.333% 2/15/28 (h)		11,200,000	11,300,800
China Overseas Finance Cayman III Ltd. 6.375% 10/29/43 (Reg. S)		1,365,000	1,317,173
Country Garden Holdings Co. Ltd. 11.125% 2/23/18 (Reg. S)		2,375,000	2,591,600
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Cayman Islands - continued
Hutchison Whampoa International 10 Ltd. 6% (h)(i)(j)		$ 39,300,000	$ 41,215,875
KWG Property Holding Ltd.:
12.5% 8/18/17 (Reg. S)		3,410,000	3,648,700
13.25% 3/22/17 (Reg. S)		1,185,000	1,359,788
Maoye International Holdings Ltd. 7.75% 5/19/17 (h)		1,860,000	1,910,034
MBPS Finance Co. 11.25% 11/15/15		1,370,000	1,383,878
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		23,660,000	24,659,162
6.75% 1/27/41		43,330,000	44,629,900
8.375% 12/10/18		27,545,000	32,710,652
Shimao Property Holdings Ltd. 9.65% 8/3/17		1,870,000	1,964,435
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		2,545,000	2,595,900
TOTAL CAYMAN ISLANDS			179,481,764
Chile - 0.2%
AES Gener SA 8.375% 12/18/73 (h)(j)		9,735,000	10,927,538
Costa Rica - 0.3%
Banco de Costa Rica:
5.25% 8/12/18 (h)		3,555,000	3,643,875
6.25% 11/1/23 (h)		3,400,000	3,485,000
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (h)		2,900,000	2,575,200
6.95% 11/10/21 (h)		7,001,000	7,596,085
TOTAL COSTA RICA			17,300,160
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (h)		11,250,000	12,037,500
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		25,962,000	27,410,680
JSC Georgian Railway 7.75% 7/11/22 (h)		8,585,000	9,615,200
TOTAL GEORGIA			49,063,380
Hong Kong - 0.2%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		8,534,000	8,700,038
Hungary - 0.1%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (h)		6,700,000	7,434,588
Indonesia - 1.8%
Perusahaan Listrik Negara PT 5.25% 10/24/42 (h)		7,605,000	6,502,275
PT Adaro Indonesia 7.625% 10/22/19 (h)		6,710,000	7,045,500
PT Pertamina Persero:
4.3% 5/20/23 (h)		7,210,000	6,818,137
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Indonesia - continued
PT Pertamina Persero: - continued
4.875% 5/3/22 (h)		$ 8,390,000	$ 8,327,075
5.25% 5/23/21 (h)		9,610,000	9,898,300
5.625% 5/20/43 (h)		22,380,000	20,086,050
6% 5/3/42 (h)		10,885,000	10,177,475
6.45% 5/30/44 (h)		9,935,000	9,879,364
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		7,380,000	7,749,000
TOTAL INDONESIA			86,483,176
Ireland - 1.2%
MTS International Funding Ltd. 8.625% 6/22/20 (h)		8,710,000	10,303,059
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		10,150,000	10,559,492
SCF Capital Ltd. 5.375% 10/27/17 (h)		10,000,000	10,100,000
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (h)		7,140,000	7,318,500
6.8% 11/22/25 (h)		11,115,000	11,850,813
6.902% 7/9/20 (h)		10,540,000	11,462,777
TOTAL IRELAND			61,594,641
Kazakhstan - 1.7%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		8,850,000	8,397,765
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		9,940,000	9,615,956
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (h)		8,300,000	9,242,050
7% 5/5/20 (h)		10,545,000	11,994,938
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		5,830,000	5,716,315
5.75% 4/30/43 (h)		14,680,000	14,092,800
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,300,000	2,320,125
Zhaikmunai International BV 7.125% 11/13/19 (h)		20,130,000	21,891,375
TOTAL KAZAKHSTAN			83,271,324
Luxembourg - 1.9%
Aquarius Investments Luxemburg 8.25% 2/18/16		14,450,000	14,919,654
Cosan Luxembourg SA 9.5% 3/14/18 (h)	BRL	39,710,000	16,202,111
EVRAZ Group SA 6.5% 4/22/20 (h)		8,795,000	8,201,338
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		8,965,000	9,856,121
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Luxembourg - continued
RSHB Capital SA:
5.1% 7/25/18 (h)		$ 10,715,000	$ 10,822,257
5.298% 12/27/17 (h)		17,615,000	18,053,614
6% 6/3/21 (Reg. S) (j)		7,700,000	7,738,500
6.299% 5/15/17 (Reg. S)		8,520,000	8,988,600
TOTAL LUXEMBOURG			94,782,195
Mexico - 5.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	499,640,000	38,189,927
Comision Federal de Electricid 4.875% 5/26/21 (h)		5,855,000	6,297,053
Pemex Project Funding Master Trust:
6.625% 6/15/35		33,565,000	39,522,788
8.625% 2/1/22		28,592,000	36,025,920
Petroleos Mexicanos:
4.875% 1/24/22		12,610,000	13,641,498
5.5% 1/21/21		16,220,000	18,206,950
5.5% 6/27/44		27,755,000	28,892,955
6% 3/5/20		7,305,000	8,356,920
6.375% 1/23/45 (h)		28,165,000	32,706,606
6.5% 6/2/41		23,820,000	27,690,750
TOTAL MEXICO			249,531,367
Morocco - 0.4%
OCP SA:
5.625% 4/25/24 (h)		6,560,000	6,879,800
6.875% 4/25/44 (h)		13,385,000	13,958,815
TOTAL MOROCCO			20,838,615
Netherlands - 2.7%
Bulgaria Steel Finance BV 12% 5/4/49 unit (d)	EUR	5,100,000	69,834
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		19,835,000	21,497,173
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (h)		5,385,000	5,936,963
6.95% 7/10/42 (h)		15,135,000	16,572,825
Majapahit Holding BV:
7.75% 1/20/20 (h)		12,750,000	14,917,500
7.875% 6/29/37 (Reg. S)		6,935,000	8,044,600
8% 8/7/19 (h)		11,230,000	13,251,400
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		5,955,000	6,014,550
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Netherlands - continued
Petrobras Global Finance BV:
6.25% 3/17/24		$ 27,930,000	$ 29,728,692
7.25% 3/17/44		13,910,000	15,335,775
TOTAL NETHERLANDS			131,369,312
Paraguay - 0.3%
Banco Regl Saeca 8.125% 1/24/19 (h)		2,575,000	2,832,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		9,305,000	10,014,506
TOTAL PARAGUAY			12,847,006
Philippines - 0.3%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		10,645,000	13,678,825
SM Investments Corp. 4.25% 10/17/19		2,040,000	2,053,639
TOTAL PHILIPPINES			15,732,464
South Africa - 0.7%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		18,720,000	19,164,600
6.75% 8/6/23 (h)		6,600,000	6,996,000
TransCanada PipeLines Ltd. 4% 7/26/22 (h)		8,625,000	8,098,875
TOTAL SOUTH AFRICA			34,259,475
Sri Lanka - 0.4%
Bank of Ceylon 6.875% 5/3/17 (h)		11,916,000	12,660,750
National Savings Bank 8.875% 9/18/18 (h)		5,625,000	6,370,313
TOTAL SRI LANKA			19,031,063
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (h)		17,068,000	21,612,355
Turkey - 0.5%
Arcelik A/S 5% 4/3/23 (h)		23,715,000	22,790,115
Ukraine - 0.2%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		7,975,000	7,815,500
United Kingdom - 0.1%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		4,040,000	3,777,400
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		4,045,000	3,661,534
TOTAL UNITED KINGDOM			7,438,934
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (h)		$ 5,840,000	$ 6,073,600
Venezuela - 5.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		6,425,000	6,411,508
5.25% 4/12/17		21,575,000	18,220,088
5.375% 4/12/27		45,790,000	28,344,010
5.5% 4/12/37		61,250,000	36,688,750
6% 5/16/24 (h)		16,550,000	11,129,875
6% 11/15/26 (Reg. S)		80,410,000	51,864,450
8.5% 11/2/17 (h)		26,035,000	24,350,536
8.5% 11/2/17 (Reg. S)		17,700,000	16,554,810
9% 11/17/21 (Reg. S)		58,415,000	49,646,909
9.75% 5/17/35 (h)		23,075,000	18,898,425
9.75% 5/17/35		35,880,000	29,385,720
TOTAL VENEZUELA			291,495,081
TOTAL NONCONVERTIBLE BONDS (Cost $1,490,969,321)			1,554,504,715
Government Obligations - 52.8%

Armenia - 1.0%
Republic of Armenia 6% 9/30/20 (h)		44,945,000	47,416,975
Azerbaijan - 0.5%
Azerbaijan Republic 4.75% 3/18/24 (h)		19,825,000	20,419,750
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		5,980,000	5,950,100
TOTAL AZERBAIJAN			26,369,850
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (h)		16,276,000	14,770,470
7.25% 12/15/21 (h)		11,539,000	10,846,660
TOTAL BARBADOS			25,617,130
Belarus - 0.3%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		9,525,000	9,799,320
8.95% 1/26/18		6,680,000	7,214,400
TOTAL BELARUS			17,013,720
Government Obligations - continued
		Principal Amount (e)	Value
Belize - 0.1%
Belize Government 5% 2/20/38 (f)(h)		$ 4,473,800	$ 3,131,660
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (h)		9,325,000	9,837,875
Brazil - 1.9%
Brazilian Federative Republic:
4.25% 1/7/25		24,710,000	25,043,585
5.625% 1/7/41		9,905,000	10,647,875
7.125% 1/20/37		6,905,000	8,734,825
8.25% 1/20/34		11,490,000	15,913,650
10.125% 5/15/27		9,232,000	14,678,880
12.25% 3/6/30		9,165,000	16,955,250
TOTAL BRAZIL			91,974,065
Colombia - 1.0%
Colombian Republic:
6.125% 1/18/41		17,110,000	20,489,225
7.375% 9/18/37		14,055,000	19,114,800
11.75% 2/25/20		5,306,000	7,680,435
TOTAL COLOMBIA			47,284,460
Congo - 0.9%
Congo Republic 3.5% 6/30/29 (f)		46,673,606	42,386,169
Costa Rica - 1.0%
Costa Rican Republic:
4.375% 4/30/25 (h)		24,375,000	22,766,250
5.625% 4/30/43 (h)		5,430,000	4,854,420
7% 4/4/44 (h)		20,680,000	21,507,200
TOTAL COSTA RICA			49,127,870
Croatia - 1.0%
Croatia Republic:
5.5% 4/4/23 (h)		9,570,000	9,940,838
6% 1/26/24 (h)		10,220,000	10,960,950
6.375% 3/24/21 (h)		8,835,000	9,707,456
6.625% 7/14/20 (h)		8,305,000	9,280,838
6.75% 11/5/19		9,265,000	10,388,381
TOTAL CROATIA			50,278,463
Dominican Republic - 0.8%
Dominican Republic:
5.875% 4/18/24 (h)		8,530,000	8,901,055
Government Obligations - continued
		Principal Amount (e)	Value
Dominican Republic - continued
Dominican Republic: - continued
7.45% 4/30/44 (h)		$ 21,305,000	$ 22,811,227
7.5% 5/6/21 (h)		6,815,000	7,779,323
TOTAL DOMINICAN REPUBLIC			39,491,605
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (h)		5,444,000	5,791,055
El Salvador - 0.6%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		10,330,000	10,113,070
7.625% 2/1/41 (h)		4,960,000	5,208,000
7.65% 6/15/35 (Reg. S)		7,580,000	8,197,770
7.75% 1/24/23 (Reg. S)		3,505,000	3,955,393
8.25% 4/10/32 (Reg. S)		3,570,000	4,060,875
TOTAL EL SALVADOR			31,535,108
Gabon - 0.2%
Gabonese Republic 6.375% 12/12/24 (h)		11,065,000	12,086,742
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (h)		6,810,000	7,712,325
Ghana - 0.4%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		12,640,000	12,229,200
8.5% 10/4/17		6,820,000	7,161,000
TOTAL GHANA			19,390,200
Guatemala - 0.1%
Guatemalan Republic 4.875% 2/13/28 (h)		3,075,000	3,016,575
Honduras - 0.2%
Republic of Honduras 7.5% 3/15/24 (h)		7,380,000	7,638,300
Hungary - 2.1%
Hungarian Republic:
5.375% 2/21/23		15,922,000	17,136,053
5.375% 3/25/24		20,078,000	21,483,460
5.75% 11/22/23		14,246,000	15,706,215
6.25% 1/29/20		13,451,000	15,204,741
6.375% 3/29/21		21,763,000	24,809,820
7.625% 3/29/41		9,144,000	11,709,989
TOTAL HUNGARY			106,050,278
Government Obligations - continued
		Principal Amount (e)	Value
Indonesia - 2.9%
Indonesian Republic:
3.75% 4/25/22 (h)		$ 7,650,000	$ 7,430,063
4.625% 4/15/43 (h)		5,255,000	4,584,988
4.875% 5/5/21 (h)		12,085,000	12,689,250
5.25% 1/17/42		12,170,000	11,561,500
5.875% 3/13/20 (h)		15,415,000	17,110,650
5.875% 1/15/24 (h)		12,045,000	13,294,669
6.625% 2/17/37		23,425,000	26,001,750
7.75% 1/17/38 (h)		11,745,000	14,637,206
8.5% 10/12/35 (h)		15,955,000	21,140,375
11.625% 3/4/19 (h)		10,455,000	14,252,779
TOTAL INDONESIA			142,703,230
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		48,220,000	43,398,000
Ivory Coast - 0.4%
Ivory Coast 7.7743% 12/31/32 (f)		21,775,000	21,094,531
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		6,325,000	6,783,563
8% 3/15/39		4,255,000	4,074,163
TOTAL JAMAICA			10,857,726
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		20,113,000	20,213,565
Kenya - 0.5%
Republic of Kenya:
5.875% 6/24/19 (h)		9,925,000	10,128,463
6.875% 6/24/24 (h)		13,100,000	13,624,000
TOTAL KENYA			23,752,463
Lebanon - 0.1%
Lebanese Republic 4% 12/31/17		6,359,500	6,343,601
Mexico - 3.6%
Comision Federal de Electricid:
4.875% 1/15/24 (h)		14,260,000	15,222,550
5.75% 2/14/42 (Reg. S)		6,940,000	7,373,750
United Mexican States:
5.55% 1/21/45		10,230,000	11,636,625
5.75% 10/12/2110		20,369,000	21,611,509
6.05% 1/11/40		40,309,000	48,854,508
Government Obligations - continued
		Principal Amount (e)	Value
Mexico - continued
United Mexican States: - continued
6.75% 9/27/34		$ 21,530,000	$ 27,881,350
7.5% 4/8/33		8,325,000	11,488,500
8.3% 8/15/31		7,970,000	11,688,005
11.5% 5/15/26		13,860,000	23,961,168
TOTAL MEXICO			179,717,965
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		5,415,000	5,198,400
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		4,145,000	3,896,300
5.125% 12/5/22 (Reg. S)		8,550,000	7,438,500
TOTAL MONGOLIA			16,533,200
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (h)		10,625,000	10,638,281
5.5% 12/11/42 (h)		5,670,000	5,572,930
TOTAL MOROCCO			16,211,211
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (h)		3,580,000	3,835,003
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		7,680,000	8,372,736
Nigeria - 0.5%
Republic of Nigeria:
5.125% 7/12/18 (h)		4,185,000	4,337,753
6.375% 7/12/23		4,000,000	4,315,000
6.75% 1/28/21 (h)		4,195,000	4,630,231
10.7902% to 10.9385% 10/9/14 to 11/20/14	NGN	2,329,520,000	13,837,032
TOTAL NIGERIA			27,120,016
Pakistan - 0.2%
Islamic Republic of Pakistan:
7.25% 4/15/19 (h)		3,995,000	4,084,888
8.25% 4/15/24 (h)		3,330,000	3,434,063
TOTAL PAKISTAN			7,518,951
Government Obligations - continued
		Principal Amount (e)	Value
Panama - 1.3%
Panamanian Republic:
4.3% 4/29/53		$ 16,250,000	$ 14,170,000
6.7% 1/26/36		6,160,000	7,598,360
7.125% 1/29/26		6,975,000	8,858,250
8.875% 9/30/27		9,915,000	14,178,450
9.375% 4/1/29		11,645,000	17,327,760
TOTAL PANAMA			62,132,820
Peru - 0.6%
Peruvian Republic 8.75% 11/21/33		18,525,000	28,195,050
Philippines - 2.7%
Philippine Republic:
1.0139% 9/3/14	PHP	767,920,000	17,566,929
7.75% 1/14/31		22,620,000	31,243,875
9.5% 2/2/30		20,620,000	32,244,525
10.625% 3/16/25		33,370,000	52,349,188
TOTAL PHILIPPINES			133,404,517
Romania - 0.9%
Romanian Republic:
4.375% 8/22/23 (h)		6,665,000	6,830,292
4.875% 1/22/24 (h)		7,170,000	7,609,163
6.125% 1/22/44 (h)		7,072,000	8,036,267
6.75% 2/7/22 (h)		17,483,000	20,870,331
TOTAL ROMANIA			43,346,053
Russia - 6.5%
Russian Federation:
4.5% 4/4/22 (h)		16,685,000	17,060,413
4.875% 9/16/23 (h)		25,640,000	26,473,300
5.625% 4/4/42 (h)		67,730,000	70,608,525
5.875% 9/16/43 (h)		77,695,000	82,939,413
7% 1/25/23	RUB	425,440,000	11,683,165
7.5% 3/15/18	RUB	412,260,000	11,940,069
8.15% 2/3/27	RUB	269,570,000	7,805,827
12.75% 6/24/28 (Reg. S)		54,187,000	93,824,791
TOTAL RUSSIA			322,335,503
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (h)		7,885,000	9,107,806
Government Obligations - continued
		Principal Amount (e)	Value
Serbia - 0.7%
Republic of Serbia:
4.875% 2/25/20 (h)		$ 11,520,000	$ 11,664,000
5.875% 12/3/18 (h)		7,080,000	7,531,350
7.25% 9/28/21 (h)		15,155,000	17,276,700
TOTAL SERBIA			36,472,050
Slovenia - 1.0%
Republic of Slovenia:
5.25% 2/18/24 (h)		22,955,000	24,676,625
5.5% 10/26/22 (h)		21,950,000	24,035,250
TOTAL SLOVENIA			48,711,875
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (h)		7,405,000	7,617,894
6% 1/14/19 (h)		11,305,000	11,898,513
6.25% 10/4/20 (h)		7,380,000	7,848,261
6.25% 7/27/21 (h)		7,375,000	7,780,625
TOTAL SRI LANKA			35,145,293
Tanzania - 0.1%
United Republic of Tanzania 6.332% 3/9/20 (j)		4,555,000	4,851,075
Turkey - 3.5%
Turkish Republic:
4.875% 4/16/43		11,300,000	10,622,000
5.625% 3/30/21		8,275,000	9,019,750
6% 1/14/41		22,065,000	23,581,969
6.625% 2/17/45		10,010,000	11,586,575
6.75% 5/30/40		13,495,000	15,745,966
6.875% 3/17/36		22,445,000	26,428,988
7.25% 3/5/38		7,205,000	8,898,175
7.375% 2/5/25		25,265,000	30,696,975
8% 2/14/34		10,840,000	14,255,684
11.875% 1/15/30		11,520,000	19,708,416
TOTAL TURKEY			170,544,498
Ukraine - 1.9%
Ukraine Government:
6.25% 6/17/16 (h)		9,585,000	9,251,442
6.58% 11/21/16 (h)		7,315,000	7,058,975
6.75% 11/14/17 (h)		6,655,000	6,348,870
6.875% 9/23/15 (Reg. S)		3,985,000	3,886,172
Government Obligations - continued
		Principal Amount (e)	Value
Ukraine - continued
Ukraine Government: - continued
7.5% 4/17/23 (Reg. S)		$ 9,000,000	$ 8,460,000
7.75% 9/23/20 (h)		12,735,000	12,149,190
7.8% 11/28/22 (h)		15,855,000	14,982,975
7.95% 2/23/21 (h)		11,385,000	10,872,675
9.25% 7/24/17 (h)		18,780,000	19,014,750
TOTAL UKRAINE			92,025,049
United States of America - 2.0%
U.S. Treasury Bonds 3.375% 5/15/44		99,261,000	99,726,336
Venezuela - 6.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		458,489	10,086,758
6% 12/9/20		20,060,000	15,396,050
7% 12/1/18 (Reg. S)		9,925,000	8,659,563
7% 3/31/38		20,535,000	14,425,838
7.65% 4/21/25		49,280,000	37,945,600
7.75% 10/13/19 (Reg. S)		35,670,000	30,854,550
8.25% 10/13/24		42,825,000	34,367,063
9% 5/7/23 (Reg. S)		42,560,000	36,388,800
9.25% 9/15/27		64,870,000	55,788,200
9.25% 5/7/28 (Reg. S)		52,470,000	44,074,800
9.375% 1/13/34		45,825,000	38,607,563
TOTAL VENEZUELA			326,594,785
Vietnam - 0.1%
Vietnamese Socialist Republic:
6.75% 1/29/20 (h)		5,755,000	6,503,150
6.75% 1/29/20		680,000	768,400
TOTAL VIETNAM			7,271,550
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (h)		6,645,000	6,254,939
8.5% 4/14/24 (h)		6,665,000	7,381,821
TOTAL ZAMBIA			13,636,760
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,401,099,418)			2,604,323,643
Common Stocks - 3.3%
	Shares	Value
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	72,100	$ 2,541,525
Canada - 0.1%
Pacific Rubiales Energy Corp.	187,100	3,801,441
Cayman Islands - 0.4%
58.com, Inc. ADR	60,300	3,259,818
Baidu.com, Inc. sponsored ADR (a)	70,500	13,170,105
GCL-Poly Energy Holdings Ltd. (a)	7,287,000	2,435,143
TOTAL CAYMAN ISLANDS		18,865,066
China - 0.2%
China Construction Bank Corp. (H Shares)	6,823,000	5,158,802
Industrial & Commercial Bank of China Ltd. (H Shares)	7,557,000	4,778,557
TOTAL CHINA		9,937,359
Colombia - 0.2%
BanColombia SA sponsored ADR (g)	88,500	5,115,300
Ecopetrol SA ADR (g)	105,200	3,792,460
TOTAL COLOMBIA		8,907,760
Hong Kong - 0.2%
China Mobile Ltd.	455,000	4,419,297
CNOOC Ltd.	2,508,000	4,508,547
TOTAL HONG KONG		8,927,844
India - 0.2%
Housing Development Finance Corp. Ltd.	125,862	2,079,992
ICICI Bank Ltd.	132,487	3,129,546
Infosys Ltd.	47,033	2,540,901
Reliance Industries Ltd.	125,862	2,127,877
TOTAL INDIA		9,878,316
Korea (South) - 0.1%
Hyundai Motor Co.	20,265	4,595,668
KB Financial Group, Inc.	19,873	690,488
TOTAL KOREA (SOUTH)		5,286,156
Mexico - 0.2%
America Movil S.A.B. de CV Series L sponsored ADR	340,900	7,073,675
Grupo Televisa SA de CV (CPO) sponsored ADR	70,800	2,429,148
TOTAL MEXICO		9,502,823
Common Stocks - continued
	Shares	Value
Netherlands - 0.1%
Yandex NV (a)	146,600	$ 5,224,824
Russia - 0.7%
Gazprom OAO sponsored ADR (Reg. S)	724,200	6,311,403
LUKOIL Oil Co. sponsored ADR (United Kingdom)	41,400	2,471,994
Magnit OJSC GDR (Reg. S)	57,800	3,410,200
Mobile TeleSystems OJSC sponsored ADR	256,400	5,061,336
Rosneft Oil Co. OJSC GDR (Reg. S)	500,400	3,660,426
Sberbank (Savings Bank of the Russian Federation) (a)	4,729,400	11,762,599
Uralkali OJSC GDR (Reg. S)	143,800	3,314,590
TOTAL RUSSIA		35,992,548
South Africa - 0.0%
Naspers Ltd. Class N	19,900	2,342,717
Turkey - 0.6%
Akbank T.A.S.	977,000	3,592,386
Haci Omer Sabanci Holding A/S	194,000	905,626
Koc Holding A/S	664,000	3,259,511
Tupras Turkiye Petrol Rafinelleri A/S	96,000	2,238,459
Turk Hava Yollari AO	1,328,000	4,068,120
Turkcell Iletisim Hizmet A/S (a)	541,000	3,386,167
Turkiye Garanti Bankasi A/S	686,000	2,686,504
Turkiye Halk Bankasi A/S	798,000	5,988,955
Turkiye Is Bankasi A/S Series C	1,144,000	3,094,081
TOTAL TURKEY		29,219,809
United Kingdom - 0.0%
Antofagasta PLC	178,900	2,336,073
United States of America - 0.2%
21Vianet Group, Inc. ADR (a)	36,700	1,099,899
Southern Copper Corp.	242,200	7,355,614
TOTAL UNITED STATES OF AMERICA		8,455,513
TOTAL COMMON STOCKS (Cost $158,822,082)		161,219,774
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
Brazil - 0.1%
Ambev SA sponsored ADR	931,700	6,559,168
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (g)	962,800	$ 10,321,216
Petroleo Brasileiro SA - Petrobras sponsored ADR	585,600	8,567,328
TOTAL BRAZIL	18,888,544
TOTAL PREFERRED STOCKS (Cost $24,731,804)		25,447,712
Investment Companies - 9.2%

United States of America - 9.2%
iShares China Large-Cap ETF (g)	2,364,700	87,588,488
iShares MSCI Brazil Index ETF (g)	2,724,100	130,157,477
iShares MSCI Emerging Markets Index ETF	2,785,200	120,404,196
iShares MSCI Mexico Index ETF	714,200	48,429,902
iShares MSCI Turkey Investable Market Index ETF (g)	259,200	14,401,152
Market Vectors Russia ETF (g)	1,733,300	45,637,789
WisdomTree India Earnings ETF (g)	312,800	7,028,616
TOTAL INVESTMENT COMPANIES (Cost $442,640,950)		453,647,620
Preferred Securities - 0.2%
	Principal Amount
Cayman Islands - 0.1%
Banco Do Brasil SA 9% (h)(i)(j)	$ 6,620,000	6,548,835
MAF Global Securities Ltd. 7.125% (Reg. S) (i)(j)	2,050,000	2,223,767
TOTAL CAYMAN ISLANDS		8,772,602
China - 0.1%
Sinochem Group 5% (f)(h)(i)	4,460,000	4,607,859
TOTAL PREFERRED SECURITIES (Cost $12,749,152)		13,380,461
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	60,102,886	$ 60,102,886
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	157,090,425	157,090,425
TOTAL MONEY MARKET FUNDS (Cost $217,193,311)		217,193,311
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $4,748,206,038)		5,029,717,236
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(93,149,256)
NET ASSETS - 100%		$ 4,936,567,980
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
MXN	-	Mexican peso
NGN	-	Nigerian naira
PHP	-	Philippine peso
RUB	-	Russian ruble
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,728,341,128 or 35.0% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,579
Fidelity Securities Lending Cash Central Fund	229,167
Total	$ 278,746
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,367,533	$ 9,367,533	$ -	$ -
Consumer Staples	9,969,368	9,969,368	-	-
Energy	37,479,935	32,971,388	4,508,547	-
Financials	48,982,836	37,697,741	11,285,095	-
Industrials	7,327,631	7,327,631	-	-
Information Technology	30,272,215	27,731,314	2,540,901	-
Materials	13,006,277	13,006,277	-	-
Telecommunication Services	19,940,475	12,135,011	7,805,464	-
Utilities	10,321,216	10,321,216	-	-
Corporate Bonds	1,554,504,715	24,645,512	1,529,789,369	69,834
Government Obligations	2,604,323,643	-	2,604,323,643	-
Investment Companies	453,647,620	453,647,620	-	-
Preferred Securities	13,380,461	-	13,380,461	-
Money Market Funds	217,193,311	217,193,311	-	-
Total Investments in Securities:	$ 5,029,717,236	$ 856,013,922	$ 4,173,633,480	$ 69,834
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.0%
AAA,AA,A	8.4%
BBB	36.3%
BB	11.4%
B	11.7%
CCC,CC,C	10.0%
Not Rated	4.5%
Other Investments	13.2%
Short-Term Investments and Net Other Assets	2.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $152,519,694) - See accompanying schedule: Unaffiliated issuers (cost $4,531,012,727)	$ 4,812,523,925
Fidelity Central Funds (cost $217,193,311)	217,193,311
Total Investments (cost $4,748,206,038)		$ 5,029,717,236
Foreign currency held at value (cost $35,296)		35,506
Receivable for investments sold		1,663,785
Receivable for fund shares sold		7,493,978
Dividends receivable		6,008,615
Interest receivable		68,285,193
Distributions receivable from Fidelity Central Funds		83,614
Receivable from investment adviser for expense reductions		1,983
Other receivables		13,784
Total assets		5,113,303,694

Liabilities
Payable for investments purchased	$ 9,748,056
Payable for fund shares redeemed	4,052,822
Distributions payable	2,356,535
Accrued management fee	2,684,404
Other affiliated payables	668,326
Other payables and accrued expenses	135,146
Collateral on securities loaned, at value	157,090,425
Total liabilities		176,735,714

Net Assets		$ 4,936,567,980
Net Assets consist of:
Paid in capital		$ 4,604,300,153
Undistributed net investment income		50,586,054
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		623,471
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		281,058,302
Net Assets, for 293,664,047 shares outstanding		$ 4,936,567,980
Net Asset Value, offering price and redemption price per share ($4,936,567,980 ÷ 293,664,047 shares)		$ 16.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 7,984,637
Interest		134,882,229
Income from Fidelity Central Funds		278,746
Total income		143,145,612

Expenses
Management fee	$ 14,904,986
Transfer agent fees	3,123,028
Accounting and security lending fees	783,098
Custodian fees and expenses	161,920
Independent trustees' compensation	8,985
Registration fees	73,757
Audit	52,534
Legal	4,627
Interest	47
Miscellaneous	24,593
Total expenses before reductions	19,137,575
Expense reductions	(57,330)	19,080,245
Net investment income (loss)		124,065,367
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,842,813
Foreign currency transactions	515,363
Total net realized gain (loss)		23,358,176
Change in net unrealized appreciation (depreciation) on: Investment securities	300,388,751
Assets and liabilities in foreign currencies	(179,893)
Total change in net unrealized appreciation (depreciation)		300,208,858
Net gain (loss)		323,567,034
Net increase (decrease) in net assets resulting from operations		$ 447,632,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,065,367	$ 297,490,838
Net realized gain (loss)	23,358,176	38,091,266
Change in net unrealized appreciation (depreciation)	300,208,858	(795,421,603)
Net increase (decrease) in net assets resulting from operations	447,632,401	(459,839,499)
Distributions to shareholders from net investment income	(107,358,307)	(271,446,790)
Distributions to shareholders from net realized gain	-	(113,931,954)
Total distributions	(107,358,307)	(385,378,744)
Share transactions Proceeds from sales of shares	655,371,347	1,579,486,479
Reinvestment of distributions	93,212,018	338,101,823
Cost of shares redeemed	(670,855,768)	(3,882,987,529)
Net increase (decrease) in net assets resulting from share transactions	77,727,597	(1,965,399,227)
Redemption fees	112,367	1,488,436
Total increase (decrease) in net assets	418,114,058	(2,809,129,034)

Net Assets
Beginning of period	4,518,453,922	7,327,582,956
End of period (including undistributed net investment income of $50,586,054 and undistributed net investment income of $33,878,994, respectively)	$ 4,936,567,980	$ 4,518,453,922
Other Information Shares
Sold	40,520,390	92,389,906
Issued in reinvestment of distributions	5,794,325	20,491,000
Redeemed	(42,476,725)	(234,760,122)
Net increase (decrease)	3,837,990	(121,879,216)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59	$ 17.80	$ 15.83	$ 15.65	$ 15.03	$ 11.24
Income from Investment Operations
Net investment income (loss)D	.441	.828	.857	.929	.930	1.195
Net realized and unrealized gain (loss)	1.160	(1.952)	2.235	.276	.676	3.664
Total from investment operations	1.601	(1.124)	3.092	1.205	1.606	4.859
Distributions from net investment income	(.381)	(.754)	(.778)	(.909)	(.862)	(1.053)
Distributions from net realized gain	-	(.336)	(.346)	(.119)	(.130)	(.020)
Total distributions	(.381)	(1.090)	(1.124)	(1.028)	(.992)	(1.073)
Redemption fees added to paid in capitalD	-H	.004	.002	.003	.006	.004
Net asset value, end of period	$ 16.81	$ 15.59	$ 17.80	$ 15.83	$ 15.65	$ 15.03
Total ReturnB, C	10.41%	(6.41)%	20.02%	7.94%	10.94%	44.56%
Ratios to Average Net AssetsE, G
Expenses before reductions	.86%A	.84%	.85%	.86%	.88%	.91%
Expenses net of fee waivers, if any	.85%A	.84%	.85%	.86%	.88%	.91%
Expenses net of all reductions	.85%A	.84%	.84%	.86%	.88%	.90%
Net investment income (loss)	5.55%A	4.96%	5.03%	5.89%	5.94%	8.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,936,568	$ 4,518,454	$ 7,327,583	$ 4,268,442	$ 4,256,877	$ 2,963,768
Portfolio turnover rateF	112%A	131%	88%	132%	98%	126%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

1. Organization.

Fidelity® New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management &

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 342,274,425
Gross unrealized depreciation	(43,658,160)
Net unrealized appreciation (depreciation) on securities and other investments	$ 298,616,265

Tax cost	$ 4,731,100,971

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,398,268,252 and $2,255,629,137, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,538 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,582.30%		$ 47

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,230 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $229,167, including $30 from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $46,904 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $567.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,859.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NMI-USAN-0814
1.787782.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2014